GOODWILL - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 809	$ 692	$ 854
Hydroelectric
Disclosure of detailed information about intangible assets [line items]
Goodwill	716	610
Utility-scale solar
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 93	$ 82